PROFESSIONAL FEES (UNAUDITED) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025	Nov. 30, 2024
PROFESSIONAL FEES (UNAUDITED)
Consulting	$ 302,400	$ 313,076	$ 1,402,176	$ 561,724
Management fees	102,250	90,000	354,145	127,500
Legal, accounting and others	54,270	99,837	1,318,991	68,919
Total, Professional fees (unaudited)	$ 458,920	$ 502,913	$ 3,075,312	$ 758,143